Chapter 11- Schedule of equity allocation (Details) - shares	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Feb. 21, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)	49,999,998	49,999,998	49,999,998	100,384,435	100,384,435	100,384,435	100,234,973
% allocation		100.00%
Equity dilution on conversion of convertible bond		100.00%
Allocation to predecessor senior secured lenders
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)		41,499,999
% allocation		83.00%	83.00%
Equity dilution on conversion of convertible bond		78.85%
Allocation to new money lenders - holders of subscription rights
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)		6,250,001
% allocation		12.50%	12.50%
Equity dilution on conversion of convertible bond		11.87%
Allocation to new money lenders - backstop parties
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)		2,125,000
% allocation		4.25%	4.25%
Equity dilution on conversion of convertible bond		4.04%
Allocation to predecessor shareholders
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)		124,998
% allocation		0.25%	0.25%
Equity dilution on conversion of convertible bond		0.24%
Allocation to convertible bondholder
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)		0
% allocation		0.00%
Equity dilution on conversion of convertible bond		5.00%